Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JULY 7, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND,

EACH DATED FEBRUARY 1, 2014

Effective August 1, 2014, the following information amends and/or supplements, as applicable, those sections of the fund’s Summary Prospectus, Prospectus and Statement of Additional Information listed below.

Class R1 shares of the fund are reclassified as Class A2 shares of the fund. The fund will offer Class A2 shares to clients of financial intermediaries with a direct transfer agent relationship with the fund.

All references to Class R1 shares are removed from the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

The ticker symbol for Class A2 shares is LCRNX.

The following text is added to the table in the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Class A2
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none
Small account fee[1]	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Class A2
Management fees	0.85
Distribution and/or service (12b-1) fees	0.25
Other expenses[2]	2.71
Total annual fund operating expenses	3.81
Fees waived and/or expenses reimbursed[3]	(2.16)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.65

[1]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class A2 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.65% for Class A2 shares. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

The following text is added to the table in the section titled “Fees and expenses of the fund – Example” in the fund’s Summary Prospectus and Prospectus:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A2 (with or without redemption at end of period)	733	1,484	2,253	4,257

ClearBridge International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JULY 7, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND,

EACH DATED FEBRUARY 1, 2014

Effective August 1, 2014, the following information amends and/or supplements, as applicable, those sections of the fund’s Summary Prospectus, Prospectus and Statement of Additional Information listed below.

Class R1 shares of the fund are reclassified as Class A2 shares of the fund. The fund will offer Class A2 shares to clients of financial intermediaries with a direct transfer agent relationship with the fund.

All references to Class R1 shares are removed from the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

The ticker symbol for Class A2 shares is LCRNX.

The following text is added to the table in the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Class A2
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none
Small account fee[1]	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Class A2
Management fees	0.85
Distribution and/or service (12b-1) fees	0.25
Other expenses[2]	2.71
Total annual fund operating expenses	3.81
Fees waived and/or expenses reimbursed[3]	(2.16)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.65

[1]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class A2 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.65% for Class A2 shares. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

The following text is added to the table in the section titled “Fees and expenses of the fund – Example” in the fund’s Summary Prospectus and Prospectus:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A2 (with or without redemption at end of period)	733	1,484	2,253	4,257

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
ClearBridge International Small Cap Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.71%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.81%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(2.16%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.65%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class A2 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
1 year	rr_ExpenseExampleYear01	733
3 years	rr_ExpenseExampleYear03	1,484
5 years	rr_ExpenseExampleYear05	2,253
10 years	rr_ExpenseExampleYear10	4,257
1 year	rr_ExpenseExampleNoRedemptionYear01	733
3 years	rr_ExpenseExampleNoRedemptionYear03	1,484
5 years	rr_ExpenseExampleNoRedemptionYear05	2,253
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 4,257

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	"Other expenses" for Class A2 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.65% for Class A2 shares. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.